5. Notes Payable (June 2017) (Details Narrative) - USD ($)	9 Months Ended
	Jun. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Note payable, amount outstanding	$ 132,408	$ 93,397	$ 0
Huntington National Bank [Member]
Line of credit maximum amount	$ 100,000
Debt periodic payment frequency	monthly
Interest rate terms	Prime plus 1.25%
Debt maturity date	Feb. 28, 2017
Note payable, amount outstanding	$ 92,498	93,397
Small Business Financial Solutions [Member]
Note payable, amount outstanding	39,910	$ 0
Debt face value	$ 100,000
Debt issuance date	Oct. 28, 2016